Employee Benefit Plan, Fair Value and NAV (Details) - Albemarle Corporation Retirement Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Albemarle Stock Fund	$78,893,108	$—	$—	$78,893,108
Mutual funds	257,848,459	—	—	257,848,459
Brokerage securities	45,241,052	—	—	45,241,052
Common stock funds	4,417,038	—	—	4,417,038
Cash/Money market accounts	17,275	—	—	17,275
Total assets in the fair value hierarchy	386,416,932	—	—	386,416,932
Investments measured at net asset value(a)	—	—	—	422,411,558
Total Investments at fair value	$386,416,932	$—	$—	$808,828,490

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Albemarle Stock Fund	$67,906,537	$—	$—	$67,906,537
Mutual funds	388,837,809	—	—	388,837,809
Brokerage securities	46,811,379	—	—	46,811,379
Common stock funds	3,645,643	—	—	3,645,643
Cash/Money market accounts	4,044,103	—	—	4,044,103
Total assets in the fair value hierarchy	511,245,471	—	—	511,245,471
Investments measured at net asset value(a)	—	—	—	444,662,027
Total Investments at fair value	$511,245,471	$—	$—	$955,907,498

(a)The common/collective trusts are measured at fair value using the net asset value per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amount presented on the Statements of Net Assets Available for Benefits.

EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 102,451,247